Income Taxes - Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses [Abstract]
Tax calculated at tax rate	24.00%	24.00%	24.00%